Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable

In millions	December 31,	2019	2018
Freight		$1,008	$974
Non-freight		233	221
Gross accounts receivable		1,241	1,195
Allowance for doubtful accounts		(28)	(26)
Net accounts receivable		$1,213	$1,169